Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
Note 5 - Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	December 31
	2011	2010
Balance at the beginning of the year	530	573
Effect of translation adjustments	(12)	(43)

	518	530